(Losses)/Gains On Derivative Instruments And Other Financial Items, Net - Gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments, net	$ (7,822)	$ 65	$ (7,227)
Interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized MTM adjustment for interest rate swap (“IRS”) derivatives	(11,161)	(5,971)	(15,583)
Net interest income on undesignated IRS derivatives	$ 3,339	$ 6,036	$ 8,356